SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Property, plant and equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Years
Furniture and equipment	3 - 8
Capitalized software costs	3 - 5
Computer equipment	3 - 5
Leasehold improvements	2 - 5

Intangible Assets
Amortization expense is computed using the straight-line method over the following estimated useful lives:

Years
Non-compete agreements	2 - 3
Developed Technology	3
Customer lists	3 - 6
Trade name	5 - 10